RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Presentation of leases for lessee [abstract]
Payments of lease liabilities, classified as financing activities	$ 0	$ (210)